Stock-Based Compensation - Aggregate Intrinsic Value of Options (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding	$ 306	$ 409	$ 336
Exercisable	$ 267	$ 307	$ 212